Other long-term liabilities and deferred credits (Tables)	12 Months Ended
Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Other Long Term Liabilities
Other long-term liabilities consist of the following:

	2015	2014
Advances in aid of construction (a)	$92,285	$81,104
Environmental remediation obligation (b)	71,529	70,072
Asset retirement obligations (c)	17,799	13,884
Customer deposits (d)	15,074	11,713
Deferred income (e)	13,682	13,132
Deferred credits (f)	24,110	19,130
Other	25,277	17,503
	259,756	226,538
Less current portion	(36,621)	(49,303)
	$223,135	$177,235

(a)	Advances in aid of construction
The Company’s regulated utilities have various agreements with real estate development companies (the “developers”) conducting business within the Company’s utility service territories, whereby funds are advanced to the Company by the developers to assist with funding some or all of the costs of the development.
In many instances, developer advances can be subject to refund but the refund is non-interest bearing. Refunds of developer advances are made over periods generally ranging from 10 to 20 years. Advances not refunded within the prescribed period are usually not required to be repaid. After the prescribed period has lapsed, any remaining unpaid balance is transferred to contributions in aid of construction and recorded as an offsetting amount to the cost of property, plant and equipment. In 2015, $4,637 (2014 - $4,608) was transferred from advances in aid of construction to contributions in aid of construction.

(b)	Environmental remediation obligation
Prior to their acquisition by the Company, EnergyNorth Gas, Granite State Electric and New England Gas Systems were named as potentially responsible parties for remediation of several sites at which hazardous waste is alleged to have been disposed as a result of historic operations of Manufactured Gas Plants (“MGP”) and related facilities. The Company is currently investigating and remediating, as necessary, those MGP and related sites in accordance with plans submitted to the agency with authority for each of the respective sites.
The Company estimates the remaining undiscounted, unescalated cost of these MGP-related environmental cleanup activities will be $78,495 (2014 - $72,594) which at discount rates ranging from 2.5% to 4.2% represents the recorded accrual of $71,529 as of December 31, 2015 (2014 - $70,072). Approximately $46,929 is expected to be incurred over the next three years with the balance of cash flows to be incurred over the following 29 years.

13.	Other long-term liabilities and deferred credits (continued)

(b)	Environmental remediation obligation (continued)
Changes in the environmental remediation obligation are as follows:

	2015	2014
Opening Balance	$70,072	$69,555
Remediation activities	(10,621)	(12,739)
Accretion	2,147	2,273
Changes in cash flow estimates	3,171	268
Revision in assumptions	(5,843)	1,954
Purchase price adjustment	—	2,726
Foreign exchange rate adjustment	12,603	6,035
Closing Balance	$71,529	$70,072

By rate orders, the Regulator provided for the recovery of actual expenditures for site investigation and remediation over a period of 7 years and accordingly, as of December 31, 2015, the Company has reflected a regulatory asset of $116,747 (2014 - $102,735) for the MGP and related sites (note 7(a)).

(c)	Asset retirement obligations
Asset retirement obligations mainly relate to legal requirements to: (i) remove wind farm facilities upon termination of land leases; (ii) cut (disconnect from the distribution system), purge (cleanup of natural gas and PCB contaminants) and cap gas mains within the gas distribution and transmission system when mains are retired in place, or sections of gas main are removed from the pipeline system; (iii) clean and remove storage tanks containing waste oil and other waste contaminants; and (iv) remove asbestos upon major renovation or demolition of structures and facilities.  During the year, APUC recorded additional asset retirement obligations of $506 (2014 - $2,570) for renewable generation facilities being constructed and accretion expense of $854 (2014 - $527).

(d)	Customer deposits
Customer deposits result from the Company’s obligation by state regulators to collect a deposit from customers of its facilities under certain circumstances when services are connected. The deposits are refundable as allowed under the facilities’ regulatory agreement.

(e)	Deferred income
Proceeds received from insurance in advance of repairs, rates collected subject to dispute and other similar proceeds are deferred until they are virtually certain of being realized.

Changes in Environmental Remediation Obligation
Changes in the environmental remediation obligation are as follows:

	2015	2014
Opening Balance	$70,072	$69,555
Remediation activities	(10,621)	(12,739)
Accretion	2,147	2,273
Changes in cash flow estimates	3,171	268
Revision in assumptions	(5,843)	1,954
Purchase price adjustment	—	2,726
Foreign exchange rate adjustment	12,603	6,035
Closing Balance	$71,529	$70,072